Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of
	December 31,
	2019	2020
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	365	—
Forward foreign exchange contracts	7	—
Total	372	—
Derivative financial instruments, current asset	372	—
Total	372	—

Schedule of fair value of the derivative liabilities

	As of
	December 31,
	2019	2020
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,233	20,337
Forward foreign exchange contracts	62	—
Total	9,295	20,337
Derivative financial instruments, current liability	2,607	8,185
Derivative financial instruments, non-current liability	6,688	12,152
Total	9,295	20,337

Schedule of interest rate swaps held for trading

					Fixed		Notional Amount
		Trade	Effective	Termination	Interest		December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate		2019	2020
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%/1.34	%*	130,000	—
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%/1.43	%*	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%/1.52	%*	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%/1.99	%*	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	Sep. 2020	3.15%/2.95	%*	80,000	—
GasLog Partners	GasLog	Dec 2018	Jan 2019	Sep. 2020	3.14%/2.94	%*	75,000	—
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	July 2024	3.146%		—	48,889
GAS-twenty seven Ltd.	DNB Bank ASA	July 2020	July 2020	April 2025	3.069%		—	40,000
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	July 2024	3.24%		—	24,444
GAS-twenty seven Ltd.	ING Bank N.V.	July 2020	July 2020	April 2025	3.176%		—	20,000
					Total		625,000	473,333

Schedule of analysis of Loss on derivatives

	For the year ended
	December 31,
	2018	2019	2020
Realized (gain)/loss on interest rate swaps held for trading	(1,772)	(2,358)	6,300
Realized loss on forward foreign exchange contracts held for trading	409	1,295	61
Unrealized loss on interest rate swaps held for trading	833	14,381	8,623
Unrealized loss/(gain) on forward foreign exchange contracts held for trading	578	(523)	(55)
Total loss on derivatives	48	12,795	14,929